Investments (Tables)	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Investments Activity

The following table summarizes the activity in investments during the fiscal years ended March 31, 2025 and 2024:

	March 31,
	2025	2024
Balance, beginning of period	¥134	¥6,686
Additions	—	10,000
Disposals	—	(6,552)
Impairment loss	—	(10,000)
Balance, end of period	¥134	¥134